Business Combinations - Summary of Revenue and Profit Effected During the Year had Been at Beginning of the Year (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Disclosure of detailed information about business combination [line items]
Revenue	$ 27,587	$ 28,132	[1]	$ 27,449	[1]
Continuing operations [member]
Disclosure of detailed information about business combination [line items]
Revenue	27,587	$ 28,132		$ 27,449
Acquisitions [member] | Continuing operations [member]
Disclosure of detailed information about business combination [line items]
Revenue	393
Profit before tax for the financial year	32
CRH Group excluding acquisitions [member] | Continuing operations [member]
Disclosure of detailed information about business combination [line items]
Revenue	27,484
Profit before tax for the financial year	1,655
Consolidated group including acquisitions [member] | Continuing operations [member]
Disclosure of detailed information about business combination [line items]
Revenue	27,877
Profit before tax for the financial year	$ 1,687

[1]	Restated throughout for presentation in US Dollar. See the Accounting Policies on page 137 for further details.